Form N-1A Cover	Oct. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BROWN ADVISORY FUNDS
Entity Central Index Key	0001548609
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 29, 2026
Prospectus Date	Oct. 31, 2026